Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0001156039
Entity Registrant Name	Elevance Health, Inc.
EBP 003
Document Information [Line Items]
Document Type	11-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-16751
EBP, Plan Name	ELEVANCE HEALTH 401(k) PLAN
Entity Registrant Name	Elevance Health, Inc.
Entity Address, Address Line One	220 Virginia Avenue
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204